SCHEDULE OF CHANGES IN THE WARRANT LIABILITY (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Derivative Warrants Liabilities
Balance as of December 31, 2024		$ 24,517,927	$ 958,146
Issuance of February 2025 warrants		20,552,190	7,360,662
Reclassification to equity on exercise of warrants		(14,649,434)	(12,667,047)
Changes in fair value and modification of warrants	[1]	(30,414,881)	28,866,166
Balance as of December 31, 2025		$ 5,802	$ 24,517,927

[1]	The warrants were modified after each reverse split due to reverse split provision which has impacted the number of warrants, their exercise price and value which is included in the changes in fair value and modification of warrants.